SCHEDULE OF OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS (Details) - Share Options [Member] - Intec Pharma Ltd. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employees [Member]
Number of options granted	85,000	73,250
Exercise price range, minimum	$ 6.15	$ 8.94
Exercise price range, maximum	$ 8.57	$ 152.8
Vesting period		3 years
Expiration	7 years	7 years
Employees [Member] | Minimum [Member]
Vesting period	1 year 3 months 15 days
Employees [Member] | Maximum [Member]
Vesting period	3 years
Directors [Member]
Number of options granted	10,000	7,000
Exercise price range, minimum		$ 12.4
Exercise price range, maximum	$ 6.15	$ 97.2
Vesting period	3 years	3 years
Expiration	7 years	7 years